Offerings	Jun. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	36.85
Maximum Aggregate Offering Price	$ 737,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,834.70
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock, par value $0.10 per share ("Common Stock") of Omega Healthcare Investors, Inc. (the "Registrant") being registered hereunder shall include any additional shares that may become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction. Pursuant to Securities Act Rule 457(c), the maximum offering price, per share and in the aggregate, was calculated upon the basis of the average of the high and low prices of the Common Stock of the Registrant on May 30, 2025, as reported on the New York Stock Exchange. Pursuant to Rule 415(a)(6) under the Securities Act, this prospectus supplement includes 2,447,054 unsold shares of Common Stock previously registered on Registration Statement No. 333-215424 dated January 4, 2017, as superseded by a prospectus supplement dated January 2, 2020, an accompanying prospectus dated August 31, 2018 and the Registration Statement on Form S-3 (Registration No. 333-227148) filed on August 31, 2018, as superseded by a prospectus supplement dated August 5, 2021, an accompanying prospectus dated May 13, 2021 and the Registration Statement on Form S-3 (Registration No. 333-256084) filed on May 13, 2021, as superseded by a prospectus supplement dated March 14, 2024, an accompanying prospectus dated March 14, 2024 and the Registration Statement on Form S-3 (Registration No. 333-277916) filed on March 14, 2024 (collectively, the "Prior Registration Statement"). In connection with the registration of the unsold shares of Common Stock under the Prior Registration Statement, the Registrant paid total registration fees of $45,416.52, which will continue to be applied to such unsold shares of Common Stock.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	2,447,054
Maximum Aggregate Offering Price	$ 90,173,939.90
Carry Forward Form Type	S-3
Carry Forward File Number	333-277916
Carry Forward Initial Effective Date	Mar. 14, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 45,416.52
Offering Note	See Offering Note 1.